UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5511

Variable Insurance Products Fund II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Contrafund ® Portfolio

September 30, 2007

1.808782.103

VIPCON-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.8%
	Shares	Value
CONSUMER DISCRETIONARY - 7.3%
Auto Components - 0.1%
Gentex Corp.	254,100	$ 5,447,904
Johnson Controls, Inc.	118,500	13,996,035
The Goodyear Tire & Rubber Co. (a)	132,500	4,029,325
WABCO Holdings, Inc.	49,866	2,331,236
		25,804,500
Automobiles - 0.4%
DaimlerChrysler AG	128,500	12,875,700
General Motors Corp.	130,290	4,781,643
Toyota Motor Corp.	1,234,000	72,102,622
		89,759,965
Distributors - 0.1%
Li & Fung Ltd.	3,118,000	13,235,913
Hotels, Restaurants & Leisure - 1.4%
California Pizza Kitchen, Inc. (a)	680,599	11,958,124
Chipotle Mexican Grill, Inc.:
Class A (a)	534,750	63,170,018
Class B (a)	18,972	2,030,004
IHOP Corp.	117,735	7,456,158
Marriott International, Inc. Class A	665,010	28,907,985
McDonald's Corp.	2,163,984	117,872,208
Tim Hortons, Inc.	2,990,005	104,201,674
		335,596,171
Household Durables - 1.0%
Gafisa SA ADR (a)(d)	535,400	18,064,396
Garmin Ltd.	1,490,001	177,906,119
Koninklijke Philips Electronics NV (NY Shares)	640,400	28,779,576
Mohawk Industries, Inc. (a)	23,200	1,886,160
Snap-On, Inc.	529,500	26,231,430
		252,867,681
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	378,392	35,247,215
Gmarket, Inc. sponsored ADR (a)	97,700	2,291,065
Liberty Media Corp. - Interactive Series A (a)	964,736	18,532,579
Priceline.com, Inc. (a)	380,240	33,746,300
Shutterfly, Inc.	96,161	3,068,498
		92,885,657
Media - 1.9%
E.W. Scripps Co. Class A	68,800	2,889,600
EchoStar Communications Corp. Class A (a)	631,086	29,541,136
Focus Media Holding Ltd. ADR (a)(d)	327,962	19,028,355
Grupo Televisa SA de CV (CPO) sponsored ADR	81,000	1,957,770
Liberty Global, Inc. Class A (a)	54,200	2,223,284
News Corp. Class B	581,917	13,611,039

	Shares	Value
The Walt Disney Co.	11,614,443	$ 399,420,695
The Weinstein Co. II Holdings, LLC Class A-1 (a)(f)	11,499	11,499,000
		480,170,879
Multiline Retail - 0.4%
Marks & Spencer Group PLC	7,618,153	95,948,113
Target Corp.	180,600	11,480,742
		107,428,855
Specialty Retail - 1.1%
American Eagle Outfitters, Inc.	978,772	25,751,491
Gamestop Corp. Class A (a)	1,500,700	84,564,445
H&M Hennes & Mauritz AB (B Shares)	115,072	7,294,453
Inditex SA	317,200	21,376,984
J. Crew Group, Inc. (a)	1,591,923	66,064,805
TJX Companies, Inc.	1,733,452	50,391,450
Zumiez, Inc. (a)(d)	507,571	22,520,925
		277,964,553
Textiles, Apparel & Luxury Goods - 0.5%
Burberry Group PLC	181,500	2,440,061
Coach, Inc. (a)	799,500	37,792,365
Crocs, Inc. (a)	84,450	5,679,263
Delta Woodside Industries, Inc. (a)	22,175	67
Gildan Activewear, Inc. (a)	66,800	2,645,804
Lululemon Athletica, Inc.	202,994	8,531,838
NIKE, Inc. Class B	1,008,100	59,135,146
		116,224,544
TOTAL CONSUMER DISCRETIONARY		1,791,938,718
CONSUMER STAPLES - 6.6%
Beverages - 2.4%
Boston Beer Co., Inc. Class A (a)	48,600	2,364,876
Diageo PLC sponsored ADR	521,400	45,742,422
InBev SA	65,817	5,965,426
PepsiCo, Inc.	3,574,562	261,872,412
The Coca-Cola Co.	4,597,409	264,213,095
		580,158,231
Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	342,277	21,005,539
Koninklijke Ahold NV sponsored ADR	913,971	13,709,565
Susser Holdings Corp.	342,881	7,286,221
Tesco PLC	8,321,361	74,836,747
Walgreen Co.	354,800	16,760,752
		133,598,824
Food Products - 1.0%
Bunge Ltd.	73,600	7,908,320
Cosan Ltd. Class A	1,107,300	14,284,170
Groupe Danone	493,356	38,802,451
Hain Celestial Group, Inc. (a)	80,490	2,586,144
Kellogg Co.	677,466	37,938,096
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc. Class A	293,500	$ 10,128,685
Marine Harvest ASA (a)	12,541,000	15,958,312
Nestle SA (Reg.)	142,851	63,940,108
TreeHouse Foods, Inc. (a)	1,123,471	30,389,891
Wm. Wrigley Jr. Co.	166,500	10,694,295
		232,630,472
Household Products - 2.7%
Colgate-Palmolive Co.	2,032,523	144,959,540
Kimberly-Clark Corp.	38,000	2,669,880
Procter & Gamble Co.	7,340,711	516,345,612
		663,975,032
Personal Products - 0.0%
Bare Escentuals, Inc.	13,454	334,601
Estee Lauder Companies, Inc. Class A	232,700	9,880,442
		10,215,043
TOTAL CONSUMER STAPLES		1,620,577,602
ENERGY - 10.9%
Energy Equipment & Services - 2.8%
Cameron International Corp. (a)	29,700	2,741,013
FMC Technologies, Inc. (a)	495,962	28,597,169
National Oilwell Varco, Inc. (a)	382,727	55,304,052
Schlumberger Ltd. (NY Shares)	4,331,938	454,853,490
Smith International, Inc.	1,946,250	138,962,250
		680,457,974
Oil, Gas & Consumable Fuels - 8.1%
Addax Petroleum, Inc.	172,100	6,788,822
Apache Corp.	258,800	23,307,528
BG Group PLC sponsored ADR	241,900	21,045,300
Cameco Corp.	321,978	14,854,048
Canadian Natural Resources Ltd.	929,794	70,643,775
Canadian Oil Sands Trust	1,000,700	33,205,732
Chesapeake Energy Corp.	1,160,005	40,901,776
China Shenhua Energy Co. Ltd. (H Shares)	3,150,000	18,923,056
Devon Energy Corp.	31,800	2,645,760
EnCana Corp.	3,988,384	246,642,148
EOG Resources, Inc.	1,132,700	81,928,191
Exxon Mobil Corp.	7,309,603	676,576,854
Hess Corp.	98,082	6,525,395
Marathon Oil Corp.	98,200	5,599,364
Murphy Oil Corp.	745,300	52,089,017
Newfield Exploration Co. (a)	71,700	3,453,072
Noble Energy, Inc.	1,978,022	138,540,661
Occidental Petroleum Corp.	238,998	15,314,992
Petroleo Brasileiro SA Petrobras sponsored ADR	1,656,800	125,088,400
Petroplus Holdings AG	1,264,820	111,580,994

	Shares	Value
Range Resources Corp.	145,883	$ 5,931,603
Suncor Energy, Inc.	434,500	41,269,854
Tesoro Corp.	275,500	12,678,510
Valero Energy Corp.	2,557,279	171,798,003
W&T Offshore, Inc.	348,800	8,503,744
Williams Companies, Inc.	72,900	2,482,974
XTO Energy, Inc.	1,122,100	69,390,664
		2,007,710,237
TOTAL ENERGY		2,688,168,211
FINANCIALS - 11.5%
Capital Markets - 0.8%
Bank New York Mellon Corp.	1,001,282	44,196,587
Charles Schwab Corp.	2,525,622	54,553,435
Franklin Resources, Inc.	168,705	21,509,888
Goldman Sachs Group, Inc.	181,600	39,359,984
SEI Investments Co.	831,945	22,695,460
State Street Corp.	71,400	4,866,624
		187,181,978
Commercial Banks - 1.4%
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	273,800	13,859,756
M&T Bank Corp.	183,429	18,975,730
National Australia Bank Ltd.	597,425	21,060,756
Standard Chartered PLC (United Kingdom)	569,900	18,658,526
Toronto-Dominion Bank	255,200	19,579,447
Uniao de Bancos Brasileiros SA (Unibanco) GDR	69,800	9,182,190
Wells Fargo & Co.	6,473,611	230,590,024
		331,906,429
Consumer Finance - 0.7%
American Express Co.	3,033,650	180,107,801
Diversified Financial Services - 1.2%
Bank of America Corp.	325,764	16,376,156
Citigroup, Inc.	4,480,670	209,112,869
JPMorgan Chase & Co.	1,603,400	73,467,788
Symmetry Holdings, Inc. unit	330,800	2,891,192
		301,848,005
Insurance - 7.4%
Admiral Group PLC	2,634,600	48,519,452
Allstate Corp.	2,257,036	129,079,889
American International Group, Inc.	2,642,514	178,766,072
Arch Capital Group Ltd. (a)	38,280	2,848,415
Assurant, Inc.	415,880	22,249,580
Axis Capital Holdings Ltd.	823,100	32,026,821
Berkshire Hathaway, Inc. Class A (a)	5,191	615,185,410
Everest Re Group Ltd.	396,580	43,718,979
Lincoln National Corp.	753,404	49,702,062
Loews Corp.	1,790,616	86,576,284
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Markel Corp. (a)	24,402	$ 11,810,568
MetLife, Inc.	2,526,266	176,156,528
MetLife, Inc. unit	1,019,484	34,968,301
Principal Financial Group, Inc.	44,200	2,788,578
Prudential Financial, Inc.	1,421,766	138,735,926
The Chubb Corp.	2,896,700	155,378,988
The Travelers Companies, Inc.	126,700	6,378,078
W.R. Berkley Corp.	1,294,262	38,348,983
White Mountains Insurance Group Ltd.	41,726	21,687,089
Willis Group Holdings Ltd.	434,782	17,799,975
Zenith National Insurance Corp.	252,600	11,339,214
		1,824,065,192
TOTAL FINANCIALS		2,825,109,405
HEALTH CARE - 10.6%
Biotechnology - 3.7%
Actelion Ltd. (Reg.) (a)	330,645	18,319,463
Arena Pharmaceuticals, Inc. (a)(d)	960,220	10,514,409
Biogen Idec, Inc. (a)	194,000	12,868,020
Celgene Corp. (a)	1,502,346	107,132,293
Genentech, Inc. (a)	5,781,370	451,062,487
Genmab AS (a)	277,000	17,220,602
Gilead Sciences, Inc. (a)	5,669,606	231,716,797
GTx, Inc. (a)	284,390	4,629,869
MannKind Corp. (a)(d)	1,377,436	13,333,580
MannKind Corp. warrants 8/3/10 (a)(f)	86,731	299,471
Medarex, Inc. (a)	2,415,679	34,206,015
Omrix Biopharmaceuticals, Inc. (a)	113,547	4,009,345
OREXIGEN Therapeutics, Inc.	42,000	554,820
Seattle Genetics, Inc. (a)	260,903	2,932,550
		908,799,721
Health Care Equipment & Supplies - 1.8%
Alcon, Inc.	398,189	57,307,361
Becton, Dickinson & Co.	705,160	57,858,378
C.R. Bard, Inc.	566,360	49,947,288
China Medical Technologies, Inc. sponsored ADR	51,900	2,220,801
DENTSPLY International, Inc.	1,369,924	57,043,635
Gen-Probe, Inc. (a)	415,800	27,683,964
Hillenbrand Industries, Inc.	35,945	1,977,694
Hologic, Inc. (a)	96,275	5,872,775
Insulet Corp.	82,141	1,786,567
Intuitive Surgical, Inc. (a)(d)	46,547	10,705,810
Inverness Medical Innovations, Inc. (a)	51,400	2,843,448
IRIS International, Inc. (a)	71,500	1,372,800
Kyphon, Inc. (a)	738,356	51,684,920

	Shares	Value
Medtronic, Inc.	314,800	$ 17,757,868
Mindray Medical International Ltd. sponsored ADR	410,400	17,626,680
Northstar Neuroscience, Inc. (a)	307,824	3,435,316
NuVasive, Inc. (a)	330,637	11,879,787
Smith & Nephew PLC	379,100	4,643,217
St. Jude Medical, Inc. (a)	259,352	11,429,643
Stryker Corp.	539,300	37,082,268
TomoTherapy, Inc.	420,814	9,775,509
		441,935,729
Health Care Providers & Services - 0.4%
Aetna, Inc.	47,800	2,594,106
athenahealth, Inc.	66,900	2,268,579
Emeritus Corp. (a)	264,100	7,157,110
Henry Schein, Inc. (a)	179,149	10,899,425
HMS Holdings Corp. (a)	25,475	626,940
Humana, Inc. (a)	56,294	3,933,825
Medco Health Solutions, Inc. (a)	292,546	26,443,233
Nighthawk Radiology Holdings, Inc. (a)	632,161	15,494,266
Patterson Companies, Inc. (a)	418,809	16,170,215
UnitedHealth Group, Inc.	164,211	7,952,739
VCA Antech, Inc. (a)	276,025	11,524,044
		105,064,482
Health Care Technology - 0.1%
Cerner Corp. (a)	48,200	2,882,842
Health Corp. (a)	1,717,821	24,341,524
		27,224,366
Life Sciences Tools & Services - 0.5%
Dionex Corp. (a)	62,645	4,977,772
Invitrogen Corp. (a)	64,300	5,255,239
Medivation, Inc. (a)	176,660	3,542,033
Millipore Corp. (a)	136,888	10,376,110
PerkinElmer, Inc.	184,100	5,377,561
QIAGEN NV (a)	424,400	8,237,604
Techne Corp. (a)	214,626	13,538,608
Thermo Fisher Scientific, Inc. (a)	331,595	19,139,663
Waters Corp. (a)	646,139	43,239,622
		113,684,212
Pharmaceuticals - 4.1%
Abbott Laboratories	1,626,817	87,229,928
Allergan, Inc.	880,406	56,759,775
BioMimetic Therapeutics, Inc. (a)	199,983	2,667,773
Bristol-Myers Squibb Co.	1,504,100	43,348,162
Johnson & Johnson	995,600	65,410,920
Merck & Co., Inc.	5,135,050	265,430,735
Novo Nordisk AS Series B	177,600	21,436,679
Pfizer, Inc.	1,570,900	38,377,087
Roche Holding AG (participation certificate)	1,479,722	267,237,793
Schering-Plough Corp.	4,813,538	152,252,207
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Shire PLC	433,100	$ 10,680,246
Sirtris Pharmaceuticals, Inc.	240,114	4,101,147
Teva Pharmaceutical Industries Ltd. sponsored ADR	57,100	2,539,237
XenoPort, Inc. (a)	136,202	6,408,304
		1,023,879,993
TOTAL HEALTH CARE		2,620,588,503
INDUSTRIALS - 8.4%
Aerospace & Defense - 1.5%
General Dynamics Corp.	178,746	15,098,675
Lockheed Martin Corp.	1,219,687	132,323,843
Precision Castparts Corp.	222,900	32,984,742
Raytheon Co.	204,800	13,070,336
Spirit AeroSystems Holdings, Inc. Class A	734,200	28,589,748
Teledyne Technologies, Inc. (a)	198,800	10,613,932
The Boeing Co.	979,026	102,787,940
United Technologies Corp.	264,000	21,246,720
		356,715,936
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	2,424,101	131,604,443
Airlines - 0.3%
Republic Airways Holdings, Inc. (a)	349,273	7,394,109
Ryanair Holdings PLC sponsored ADR (a)(d)	1,269,455	52,695,077
UAL Corp. (a)	50,000	2,326,500
		62,415,686
Commercial Services & Supplies - 0.1%
Advisory Board Co. (a)	48,681	2,846,378
Equifax, Inc.	40,068	1,527,392
IHS, Inc. Class A (a)	102,000	5,761,980
Interface, Inc. Class A	378,397	6,830,066
Kenexa Corp. (a)	186,578	5,742,871
Stericycle, Inc. (a)	81,500	4,658,540
		27,367,227
Construction & Engineering - 0.7%
Jacobs Engineering Group, Inc. (a)	2,184,938	165,137,614
KBR, Inc.	452,500	17,543,425
		182,681,039
Electrical Equipment - 2.4%
ABB Ltd. sponsored ADR	1,374,800	36,061,004
Cooper Industries Ltd. Class A	3,771,255	192,673,418
First Solar, Inc.	100,900	11,879,966
JA Solar Holdings Co. Ltd. ADR (d)	80,400	3,613,980
Prysmian SpA	331,000	9,430,680
Q-Cells AG	1,064,942	108,884,143
Renewable Energy Corp. AS (a)	2,693,950	124,178,552

	Shares	Value
Roper Industries, Inc.	39,400	$ 2,580,700
SolarWorld AG	879,016	50,602,859
Sunpower Corp. Class A (a)(d)	410,846	34,026,266
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	190,600	7,604,940
		581,536,508
Industrial Conglomerates - 0.2%
3M Co.	85,500	8,001,090
General Electric Co.	617,067	25,546,574
Hutchison Whampoa Ltd.	1,843,000	19,712,941
McDermott International, Inc. (a)	49,000	2,649,920
		55,910,525
Machinery - 2.1%
Astec Industries, Inc. (a)	93,294	5,359,740
Bucyrus International, Inc. Class A	69,200	5,046,756
Cummins, Inc.	261,305	33,418,296
Danaher Corp.	2,296,450	189,939,380
Deere & Co.	190,900	28,333,378
Dover Corp.	96,100	4,896,295
IDEX Corp.	885,170	32,211,336
Ingersoll-Rand Co. Ltd. Class A	47,800	2,603,666
ITT Corp.	220,100	14,951,393
Kennametal, Inc.	91,061	7,647,303
PACCAR, Inc.	1,905,305	162,427,251
Pall Corp.	949,800	36,947,220
		523,782,014
Marine - 0.0%
Kuehne & Nagel International AG	37,575	3,698,918
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp.	366,400	29,740,688
Canadian National Railway Co.	1,464,100	83,561,906
CSX Corp.	123,000	5,255,790
Hertz Global Holdings, Inc.	258,900	5,882,208
Union Pacific Corp.	111,000	12,549,660
		136,990,252
TOTAL INDUSTRIALS		2,062,702,548
INFORMATION TECHNOLOGY - 21.2%
Communications Equipment - 3.0%
Cisco Systems, Inc. (a)	6,738,700	223,118,357
F5 Networks, Inc. (a)	82,986	3,086,249
Juniper Networks, Inc. (a)	74,553	2,729,385
Nice Systems Ltd. sponsored ADR (a)	95,800	3,433,472
Nokia Corp. sponsored ADR	4,263,014	161,696,121
Nortel Networks Corp. (a)	456,100	7,732,374
Polycom, Inc. (a)	275,604	7,402,723
QUALCOMM, Inc.	207,597	8,773,049
Research In Motion Ltd. (a)	3,024,091	298,024,183
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Riverbed Technology, Inc.	359,000	$ 14,500,010
Starent Networks Corp.	106,452	2,247,202
		732,743,125
Computers & Peripherals - 6.9%
Apple, Inc. (a)	4,908,764	753,691,625
Dell, Inc. (a)	4,403,537	121,537,621
EMC Corp. (a)	2,759,200	57,391,360
Hewlett-Packard Co.	14,384,100	716,184,339
NCR Corp. (a)	647,000	32,220,600
Netezza Corp.	75,000	938,250
Network Appliance, Inc. (a)	300,388	8,083,441
Sun Microsystems, Inc. (a)	2,940,876	16,498,314
Synaptics, Inc. (a)	53,767	2,567,912
		1,709,113,462
Electronic Equipment & Instruments - 1.0%
Agilent Technologies, Inc. (a)	326,900	12,056,072
Amphenol Corp. Class A	1,741,752	69,252,060
FLIR Systems, Inc. (a)	946,666	52,435,830
Hon Hai Precision Industry Co. Ltd. (Foxconn)	6,090,402	45,908,960
Mettler-Toledo International, Inc. (a)	321,000	32,742,000
Trimble Navigation Ltd. (a)	595,025	23,330,930
		235,725,852
Internet Software & Services - 5.1%
Akamai Technologies, Inc. (a)	1,632,709	46,907,730
Baidu.com, Inc. sponsored ADR (a)	108,182	31,334,916
Blinkx PLC (a)	746,262	446,659
DealerTrack Holdings, Inc. (a)	93,946	3,934,458
Dice Holdings, Inc.	178,690	1,836,933
eBay, Inc. (a)	810,400	31,621,808
Equinix, Inc. (a)	28,700	2,545,403
Google, Inc. Class A (sub. vtg.) (a)	1,925,119	1,092,062,248
Mercadolibre, Inc.	215,125	7,880,029
NHN Corp.	49,249	11,398,064
Perficient, Inc. (a)	56,353	1,232,440
VistaPrint Ltd. (a)	744,340	27,815,986
WebMD Health Corp. Class A (a)	101,005	5,262,361
		1,264,279,035
IT Services - 1.5%
Accenture Ltd. Class A	1,998,300	80,431,575
Alliance Data Systems Corp. (a)	75,700	5,862,208
ExlService Holdings, Inc.	125,806	2,674,636
Mastercard, Inc. Class A	716,961	106,088,719
Paychex, Inc.	1,139,065	46,701,665
Redecard SA	691,600	12,832,142
SRA International, Inc. Class A (a)	1,209,800	33,971,184

	Shares	Value
The Western Union Co.	1,740,099	$ 36,489,876
VeriFone Holdings, Inc. (a)	1,177,200	52,185,276
		377,237,281
Semiconductors & Semiconductor Equipment - 1.4%
Altera Corp.	512,200	12,333,776
Analog Devices, Inc.	132,100	4,776,736
Applied Materials, Inc.	2,365,900	48,974,130
ASML Holding NV (NY Shares) (a)	591,200	19,426,832
Broadcom Corp. Class A (a)	286,200	10,429,128
Cavium Networks, Inc.	276,687	8,992,328
Cypress Semiconductor Corp. (a)	105,400	3,078,734
FEI Co. (a)	224,928	7,069,487
Lam Research Corp. (a)	784,762	41,796,424
LDK Solar Co. Ltd. Sponsored ADR	140,400	9,673,560
Linear Technology Corp. (d)	549,119	19,213,674
Marvell Technology Group Ltd. (a)	2,839,984	46,490,538
MediaTek, Inc.	190,050	3,424,219
Microchip Technology, Inc.	134,600	4,888,672
Monolithic Power Systems, Inc. (a)	119,497	3,035,224
NVIDIA Corp. (a)	921,077	33,379,830
Samsung Electronics Co. Ltd.	64,512	40,533,681
Tessera Technologies, Inc. (a)	180,356	6,763,350
Varian Semiconductor Equipment Associates, Inc. (a)	313,690	16,788,689
		341,069,012
Software - 2.3%
Adobe Systems, Inc. (a)	2,179,988	95,178,275
Autonomy Corp. PLC (a)	496,262	8,743,249
BMC Software, Inc. (a)	716,450	22,374,734
Cadence Design Systems, Inc. (a)	433,635	9,622,361
CommVault Systems, Inc.	1,338,944	24,797,243
Electronic Arts, Inc. (a)	181,700	10,173,383
McAfee, Inc. (a)	1,272,467	44,370,924
Nintendo Co. Ltd.	149,900	77,768,123
Nuance Communications, Inc. (a)(d)	2,337,864	45,144,154
Oracle Corp. (a)	4,755,400	102,954,410
Salesforce.com, Inc. (a)	797,194	40,911,996
Taleo Corp. Class A (a)	425,362	10,808,448
The9 Ltd. sponsored ADR (a)(d)	209,500	7,225,655
Ubisoft Entertainment SA (a)	444,756	30,379,237
Ultimate Software Group, Inc. (a)	265,686	9,272,441
Vasco Data Security International, Inc. (a)	86,800	3,064,908
VMware, Inc. Class A	198,300	16,855,500
		559,645,041
TOTAL INFORMATION TECHNOLOGY		5,219,812,808
MATERIALS - 5.8%
Chemicals - 2.0%
Bayer AG	1,346,268	106,826,364
Celanese Corp. Class A	68,648	2,675,899
Ecolab, Inc.	1,595,361	75,301,039
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Monsanto Co.	1,393,335	$ 119,464,543
Nalco Holding Co.	1,030,084	30,541,991
Potash Corp. of Saskatchewan, Inc.	135,100	14,280,070
Praxair, Inc.	1,341,928	112,399,889
Rohm & Haas Co.	168,300	9,369,261
The Mosaic Co. (a)	409,900	21,937,848
		492,796,904
Metals & Mining - 3.7%
Aber Diamond Corp.	50	1,960
Agnico-Eagle Mines Ltd.	269,500	13,367,959
Allegheny Technologies, Inc.	117,681	12,939,026
Anglo American PLC ADR	3,583,711	119,875,133
Anglo Platinum Ltd.	11,069	1,675,480
ArcelorMittal SA (NY Shares) Class A	299,371	23,458,712
Barrick Gold Corp.	1,302,900	52,338,718
BHP Billiton Ltd. sponsored ADR (d)	2,023,050	159,011,730
Companhia Vale do Rio Doce sponsored ADR	738,200	25,047,126
Compania de Minas Buenaventura SA sponsored ADR	502,200	23,995,116
Eldorado Gold Corp. (a)	1,607,600	9,925,253
First Quantum Minerals Ltd.	36,000	3,533,032
Freeport-McMoRan Copper & Gold, Inc. Class B	1,094,314	114,782,595
Goldcorp, Inc.	3,681,160	112,526,158
Impala Platinum Holdings Ltd.	94,400	3,289,246
Ivanhoe Mines Ltd. (a)	3,872,100	50,304,205
Kinross Gold Corp. (a)	1,906,615	28,488,988
Lihir Gold Ltd. (a)	15,046,084	52,627,214
Meridian Gold, Inc. (a)	166,100	5,497,910
Newcrest Mining Ltd.	487,938	12,128,675
Newmont Mining Corp.	202,312	9,049,416
POSCO sponsored ADR	337,800	60,388,506
Rio Tinto PLC (Reg.)	156,086	13,399,983
United States Steel Corp.	58,700	6,218,678
Vedanta Resources PLC	65,700	2,729,104
Xstrata PLC	40,100	2,661,852
		919,261,775
Paper & Forest Products - 0.1%
Nine Dragons Paper (Holdings) Ltd.	9,310,000	29,101,796
TOTAL MATERIALS		1,441,160,475

	Shares	Value
TELECOMMUNICATION SERVICES - 5.9%
Diversified Telecommunication Services - 2.2%
Aruba Networks, Inc. (d)	542,736	$ 10,854,720
AT&T, Inc.	11,405,316	482,558,920
Cbeyond, Inc. (a)	240,659	9,816,481
Hellenic Telecommunication Organization SA (OTE)	81,800	3,032,817
Iliad Group SA (d)	91,140	8,446,467
Qwest Communications International, Inc. (a)	3,081,606	28,227,511
Telefonica SA sponsored ADR	94,100	7,883,698
		550,820,614
Wireless Telecommunication Services - 3.7%
America Movil SAB de CV Series L sponsored ADR	9,256,600	592,422,400
American Tower Corp. Class A (a)	171,895	7,484,308
Bharti Airtel Ltd. (a)	1,193,272	28,727,038
Cellcom Israel Ltd.	84,800	2,062,336
China Mobile (Hong Kong) Ltd. sponsored ADR	369,044	30,276,370
Clearwire Corp. (d)	492,365	12,033,401
Leap Wireless International, Inc. (a)	220,125	17,911,571
MetroPCS Communications, Inc. (d)	597,700	16,305,256
NII Holdings, Inc. (a)	2,457,700	201,900,055
Rogers Communications, Inc. Class B (non-vtg.)	109,500	4,985,581
		914,108,316
TOTAL TELECOMMUNICATION SERVICES		1,464,928,930
UTILITIES - 0.6%
Electric Utilities - 0.3%
E.ON AG sponsored ADR	537,800	33,004,786
Entergy Corp.	76,000	8,230,040
Exelon Corp.	287,700	21,681,072
FirstEnergy Corp.	124,600	7,892,164
		70,808,062
Gas Utilities - 0.1%
Questar Corp.	44,700	2,348,091
Southern Union Co.	680,877	21,182,083
		23,530,174
Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc.	61,915	5,311,688
International Power PLC	1,738,300	16,157,514
NRG Energy, Inc. (a)	107,400	4,541,946
		26,011,148
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.1%
Veolia Environnement	91,914	$ 7,915,279
YTL Corp. BHD	5,136,700	11,306,016
		19,221,295
TOTAL UTILITIES		139,570,679
TOTAL COMMON STOCKS (Cost $14,358,256,934)		21,874,557,879
Convertible Bonds - 0.0%
	Principal Amount
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Kyphon, Inc.:
1% 2/1/12 (e)	$ 1,300,000	1,676,480
1.25% 2/1/14 (e)	1,080,000	1,411,884
		3,088,364
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Sunpower Corp. 1.25% 2/15/27	2,380,000	3,653,300
TOTAL CONVERTIBLE BONDS (Cost $4,760,000)		6,741,664
Money Market Funds - 12.0%
	Shares
Fidelity Cash Central Fund, 5.12% (b)	2,747,248,780	2,747,248,780
Fidelity Securities Lending Cash Central Fund, 5.17% (b)(c)	217,993,750	217,993,750
TOTAL MONEY MARKET FUNDS (Cost $2,965,242,530)		2,965,242,530
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $17,328,259,464)	24,846,542,073
NET OTHER ASSETS - (0.8)%	(200,952,951)
NET ASSETS - 100%	$ 24,645,589,122
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 3,088,364 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,798,471 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
MannKind Corp. warrants 8/3/10	8/3/05	$ 2,168
The Weinstein Co. II Holdings, LLC Class A-1	10/19/05	$ 11,499,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 89,614,952
Fidelity Securities Lending Cash Central Fund	3,031,050
Total	$ 92,646,002
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $17,349,513,433. Net unrealized appreciation aggregated $7,497,028,640, of which $7,617,160,419 related to appreciated investment securities and $120,131,779 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Disciplined Small Cap Portfolio

September 30, 2007

1.837324.101

VDSC-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 15.3%
Auto Components - 0.9%
Aftermarket Technology Corp. (a)	5,598	$ 177,681
Drew Industries, Inc. (a)	4,121	167,642
Lear Corp. (a)	1,900	60,990
		406,313
Automobiles - 0.3%
Monaco Coach Corp.	6,923	97,130
Winnebago Industries, Inc.	452	10,794
		107,924
Diversified Consumer Services - 2.6%
Bright Horizons Family Solutions, Inc. (a)	966	41,383
Capella Education Co.	3,286	183,720
DeVry, Inc.	5,543	205,146
Jackson Hewitt Tax Service, Inc.	2,513	70,263
Sotheby's Class A (ltd. vtg.)	3,996	190,969
Stewart Enterprises, Inc. Class A	25,741	196,146
Strayer Education, Inc.	1,384	233,384
		1,121,011
Hotels, Restaurants & Leisure - 3.2%
Ambassadors Group, Inc.	4,994	190,271
Bob Evans Farms, Inc.	5,215	157,389
Buffalo Wild Wings, Inc. (a)	3,796	143,185
CBRL Group, Inc.	2,678	109,262
Chipotle Mexican Grill, Inc. Class A (a)(d)	1,054	124,509
Churchill Downs, Inc.	3,067	153,227
CKE Restaurants, Inc.	5,807	94,131
IHOP Corp.	1,865	118,110
Papa John's International, Inc. (a)	6,311	154,241
Sonic Corp. (a)	2,902	67,907
Speedway Motorsports, Inc.	1,453	53,761
		1,365,993
Household Durables - 0.6%
Tempur-Pedic International, Inc.	3,619	129,379
Universal Electronics, Inc. (a)	3,795	123,338
		252,717
Internet & Catalog Retail - 1.5%
Blue Nile, Inc. (a)	1,769	166,498
FTD Group, Inc.	3,424	50,949
GSI Commerce, Inc. (a)	5,986	159,228
Priceline.com, Inc. (a)	1,113	98,779
Shutterfly, Inc.	5,475	174,707
		650,161
Media - 2.7%
Arbitron, Inc.	691	31,330
Belo Corp. Series A	11,287	195,942
Catalina Marketing Corp.	1,004	32,520
Cox Radio, Inc. Class A (a)	6,038	78,796
Gemstar-TV Guide International, Inc. (a)	32,529	226,402

	Shares	Value
Harris Interactive, Inc. (a)	5,973	$ 25,744
Interactive Data Corp.	5,676	160,063
Lee Enterprises, Inc.	5,051	78,644
Marvel Entertainment, Inc. (a)	2,212	51,849
Radio One, Inc. Class D (non-vtg.) (a)	7,565	28,217
Sinclair Broadcast Group, Inc. Class A	12,099	145,672
Westwood One, Inc.	11,977	32,937
World Wrestling Entertainment, Inc. Class A	3,260	49,161
		1,137,277
Multiline Retail - 0.2%
Big Lots, Inc. (a)	2,951	88,058
Specialty Retail - 1.9%
Aeropostale, Inc. (a)	8,670	165,250
Dress Barn, Inc. (a)	4,314	73,381
DSW, Inc. Class A (a)(d)	2,496	62,824
Gymboree Corp. (a)	3,076	108,398
J. Crew Group, Inc. (a)	2,716	112,714
Jo-Ann Stores, Inc. (a)	6,998	147,658
Midas, Inc. (a)	3,917	73,914
The Buckle, Inc.	721	27,355
The Men's Wearhouse, Inc.	848	42,841
		814,335
Textiles, Apparel & Luxury Goods - 1.4%
Crocs, Inc. (a)	1,500	100,875
Fossil, Inc. (a)	3,231	120,710
Maidenform Brands, Inc. (a)	4,601	73,064
Perry Ellis International, Inc. (a)	2,500	69,275
Phillips-Van Heusen Corp.	1,926	101,076
Warnaco Group, Inc. (a)	3,800	148,466
		613,466
TOTAL CONSUMER DISCRETIONARY		6,557,255
CONSUMER STAPLES - 3.7%
Food & Staples Retailing - 1.5%
Casey's General Stores, Inc.	5,184	143,597
Longs Drug Stores Corp.	4,339	215,518
Nash-Finch Co.	4,676	186,245
Topps Co., Inc.	7,510	72,772
		618,132
Food Products - 1.0%
Corn Products International, Inc.	1,219	55,916
Ralcorp Holdings, Inc. (a)	3,250	181,415
Reddy Ice Holdings, Inc.	6,111	161,147
TreeHouse Foods, Inc. (a)	1,600	43,280
		441,758
Personal Products - 1.2%
Chattem, Inc. (a)	2,122	149,643
Elizabeth Arden, Inc. (a)	7,318	197,293
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
NBTY, Inc. (a)	1,992	$ 80,875
Prestige Brands Holdings, Inc. (a)	7,377	80,999
		508,810
TOTAL CONSUMER STAPLES		1,568,700
ENERGY - 4.9%
Energy Equipment & Services - 2.5%
Exterran Holdings, Inc. (a)	1,612	129,508
Grey Wolf, Inc. (a)	11,813	77,375
Gulfmark Offshore, Inc. (a)	4,063	197,706
Hornbeck Offshore Services, Inc. (a)	5,433	199,391
NATCO Group, Inc. Class A (a)	3,426	177,296
Oil States International, Inc. (a)	1,200	57,960
Parker Drilling Co. (a)	10,817	87,834
Trico Marine Services, Inc. (a)	5,427	161,725
		1,088,795
Oil, Gas & Consumable Fuels - 2.4%
Alon USA Energy, Inc.	4,688	158,361
Bois d'Arc Energy LLC (a)	3,700	70,929
Mariner Energy, Inc. (a)	6,943	143,790
McMoRan Exploration Co. (a)	3,500	47,075
Penn Virginia Corp.	2,694	118,482
Petrohawk Energy Corp. (a)	2,500	41,050
Stone Energy Corp. (a)	3,150	126,032
Swift Energy Co. (a)	4,000	163,680
USEC, Inc. (a)	11,721	120,140
Western Refining, Inc.	753	30,557
		1,020,096
TOTAL ENERGY		2,108,891
FINANCIALS - 19.1%
Capital Markets - 1.5%
Apollo Investment Corp.	1,407	29,266
Greenhill & Co., Inc.	3,500	213,675
Hercules Technology Growth Capital, Inc.	6,000	79,620
Knight Capital Group, Inc. Class A (a)	6,801	81,340
MCG Capital Corp.	2,761	39,731
MVC Capital, Inc.	4,200	77,826
Waddell & Reed Financial, Inc. Class A	4,811	130,041
		651,499
Commercial Banks - 6.1%
Banner Corp.	1,342	46,151
Central Pacific Financial Corp.	2,556	74,635
City Bank Lynnwood, Washington	1,701	48,853
City Holding Co.	3,132	114,036
Community Bancorp (a)	6,165	154,988
Community Bank System, Inc.	2,700	52,704

	Shares	Value
Community Trust Bancorp, Inc.	1,009	$ 30,310
First Community Bancorp, California	720	39,391
First Community Bancshares, Inc.	2,045	74,090
Frontier Financial Corp., Washington	1,727	40,291
Green Bankshares, Inc.	2,417	88,100
Hanmi Financial Corp.	5,660	87,673
Horizon Financial Corp.	2,500	50,700
Integra Bank Corp.	1,585	28,736
Macatawa Bank Corp.	2,979	40,306
Nara Bancorp, Inc.	5,718	89,315
National Penn Bancshares, Inc.	11,750	192,230
Old Second Bancorp, Inc.	5,670	161,595
Preferred Bank, Los Angeles California	1,783	70,143
Prosperity Bancshares, Inc.	700	23,212
Southwest Bancorp, Inc., Oklahoma	777	14,623
Sterling Financial Corp., Washington	1,900	51,129
SVB Financial Group (a)	3,542	167,749
Taylor Capital Group, Inc.	6,200	173,166
UCBH Holdings, Inc.	778	13,599
UMB Financial Corp.	4,200	180,012
Union Bankshares Corp.	6,800	154,428
W Holding Co., Inc. (d)	37,748	84,556
Washington Trust Bancorp, Inc.	3,145	84,821
WesBanco, Inc.	822	20,534
West Coast Bancorp, Oregon	6,205	176,284
		2,628,360
Consumer Finance - 0.6%
Advance America Cash Advance Centers, Inc.	3,084	32,906
Advanta Corp. Class B	3,597	98,630
QC Holdings, Inc.	7,560	109,242
		240,778
Diversified Financial Services - 0.6%
Asset Acceptance Capital Corp.	4,045	46,922
Asta Funding, Inc. (d)	1,528	58,553
KKR Financial Holdings LLC	4,824	81,284
Primus Guaranty Ltd. (a)	7,200	75,744
		262,503
Insurance - 3.3%
Amerisafe, Inc. (a)	4,500	74,430
Aspen Insurance Holdings Ltd.	3,404	95,006
Assured Guaranty Ltd.	2,110	57,329
EMC Insurance Group	791	20,558
FBL Financial Group, Inc. Class A	2,997	118,352
FPIC Insurance Group, Inc. (a)	1,136	48,905
Hallmark Financial Services, Inc. (a)	5,000	70,250
Harleysville Group, Inc.	2,459	78,639
Horace Mann Educators Corp.	4,294	84,635
IPC Holdings Ltd.	2,106	60,758
Phoenix Companies, Inc.	16,185	228,370
Platinum Underwriters Holdings Ltd.	2,426	87,239
ProAssurance Corp. (a)	1,959	105,531
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
RLI Corp.	2,912	$ 165,169
SeaBright Insurance Holdings, Inc. (a)	8,000	136,560
		1,431,731
Real Estate Investment Trusts - 5.7%
Acadia Realty Trust (SBI)	4,221	114,516
Alexandria Real Estate Equities, Inc.	1,218	117,245
Anthracite Capital, Inc.	9,000	81,900
Arbor Realty Trust, Inc.	3,235	61,109
Capital Trust, Inc. Class A	2,301	81,686
DiamondRock Hospitality Co.	1,493	25,993
Entertainment Properties Trust (SBI)	2,440	123,952
Equity Inns, Inc.	8,352	188,588
Extra Space Storage, Inc.	11,945	183,834
FelCor Lodging Trust, Inc.	1,758	35,037
First Industrial Realty Trust, Inc.	2,290	89,012
Gramercy Capital Corp.	3,021	76,039
Home Properties, Inc.	1,304	68,043
LaSalle Hotel Properties (SBI)	2,428	102,170
Mid-America Apartment Communities, Inc.	377	18,793
National Retail Properties, Inc.	4,762	116,098
Nationwide Health Properties, Inc.	4,505	135,736
NorthStar Realty Finance Corp.	10,258	101,862
Omega Healthcare Investors, Inc.	3,977	61,763
Pennsylvania (REIT) (SBI)	863	33,605
PS Business Parks, Inc.	1,820	103,467
Realty Income Corp.	5,637	157,554
Senior Housing Properties Trust (SBI)	2,646	58,371
Sovran Self Storage, Inc.	746	34,197
Sunstone Hotel Investors, Inc.	545	13,974
Tanger Factory Outlet Centers, Inc.	2,264	91,896
Urstadt Biddle Properties, Inc. Class A	4,700	72,709
Winthrop Realty Trust	11,700	78,741
		2,427,890
Real Estate Management & Development - 0.2%
Jones Lang LaSalle, Inc.	586	60,217
Thrifts & Mortgage Finance - 1.1%
Anchor BanCorp Wisconsin, Inc.	3,350	90,450
BankUnited Financial Corp. Class A	2,542	39,503
Corus Bankshares, Inc. (d)	10,520	136,970
FirstFed Financial Corp., Delaware (a)	1,600	79,280
Provident New York Bancorp	6,400	83,904
Triad Guaranty, Inc. (a)(d)	2,012	38,168
WSFS Financial Corp.	257	16,037
		484,312
TOTAL FINANCIALS		8,187,290

	Shares	Value
HEALTH CARE - 13.1%
Biotechnology - 1.9%
Alkermes, Inc. (a)	7,344	$ 135,130
Cubist Pharmaceuticals, Inc. (a)	3,700	78,181
Human Genome Sciences, Inc. (a)	7,333	75,457
LifeCell Corp. (a)	3,100	116,467
Martek Biosciences (a)	1,800	52,254
Myriad Genetics, Inc. (a)	1,305	68,056
OSI Pharmaceuticals, Inc. (a)	3,570	121,344
Regeneron Pharmaceuticals, Inc. (a)	3,500	62,300
Seattle Genetics, Inc. (a)	7,500	84,300
		793,489
Health Care Equipment & Supplies - 4.5%
CONMED Corp. (a)	2,740	76,693
Cutera, Inc. (a)	8,800	230,648
Greatbatch, Inc. (a)	3,700	98,383
Haemonetics Corp. (a)	3,480	171,982
Hologic, Inc. (a)	2,388	145,668
Integra LifeSciences Holdings Corp. (a)	1,309	63,591
Invacare Corp.	8,300	194,054
Kyphon, Inc. (a)	5,286	370,020
Mentor Corp.	2,300	105,915
Meridian Bioscience, Inc.	6,794	205,994
Steris Corp.	6,859	187,456
SurModics, Inc. (a)(d)	1,990	97,530
		1,947,934
Health Care Providers & Services - 3.2%
AmSurg Corp. (a)	2,944	67,918
Animal Health International, Inc.	11,378	126,637
Apria Healthcare Group, Inc. (a)	3,091	80,397
Chemed Corp.	3,211	199,596
Gentiva Health Services, Inc. (a)	2,152	41,340
Healthspring, Inc. (a)	7,564	147,498
InVentiv Health, Inc. (a)	2,655	116,342
LCA-Vision, Inc.	3,606	105,980
Magellan Health Services, Inc. (a)	2,885	117,073
Medcath Corp. (a)	3,186	87,488
Molina Healthcare, Inc. (a)	1,286	46,643
Nighthawk Radiology Holdings, Inc. (a)	3,900	95,589
Visicu, Inc. (a)	20,071	152,138
		1,384,639
Health Care Technology - 0.5%
Phase Forward, Inc. (a)	8,403	168,144
Vital Images, Inc. (a)	2,433	47,492
		215,636
Life Sciences Tools & Services - 1.4%
Albany Molecular Research, Inc. (a)	4,800	72,480
Bio-Rad Laboratories, Inc. Class A (a)	800	72,400
Dionex Corp. (a)	1,431	113,707
Exelixis, Inc. (a)	10,169	107,690
Illumina, Inc. (a)	750	38,910
PRA International (a)	2,900	85,260
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
QIAGEN NV (a)	3	$ 58
Varian, Inc. (a)	1,736	110,427
		600,932
Pharmaceuticals - 1.6%
Cypress Bioscience, Inc. (a)	5,559	76,103
MGI Pharma, Inc. (a)	3,757	104,369
Noven Pharmaceuticals, Inc. (a)	1,935	30,825
Obagi Medical Products, Inc.	4,513	83,355
Pain Therapeutics, Inc. (a)	7,000	65,450
Perrigo Co.	5,276	112,643
Pozen, Inc. (a)	4,500	49,770
Sciele Pharma, Inc. (a)	5,296	137,802
ViroPharma, Inc. (a)	4,500	40,050
		700,367
TOTAL HEALTH CARE		5,642,997
INDUSTRIALS - 13.7%
Aerospace & Defense - 2.0%
Ceradyne, Inc. (a)	2,677	202,756
Cubic Corp.	5,000	210,850
Orbital Sciences Corp. (a)	9,802	217,996
Teledyne Technologies, Inc. (a)	3,238	172,877
United Industrial Corp.	945	71,121
		875,600
Air Freight & Logistics - 0.8%
Atlas Air Worldwide Holdings, Inc. (a)	2,884	148,901
Hub Group, Inc. Class A (a)	4,022	120,781
Pacer International, Inc.	3,528	67,208
		336,890
Airlines - 0.5%
Republic Airways Holdings, Inc. (a)	2,585	54,724
SkyWest, Inc.	6,575	165,493
		220,217
Building Products - 0.5%
American Woodmark Corp.	670	16,609
Goodman Global, Inc. (a)	6,933	165,560
Lennox International, Inc.	1,388	46,914
		229,083
Commercial Services & Supplies - 2.9%
ABM Industries, Inc.	3,197	63,876
Administaff, Inc.	1,976	71,729
American Reprographics Co. (a)	2,265	42,401
Brady Corp. Class A	1,336	47,936
Deluxe Corp.	3,506	129,161
Diamond Management & Technology Consultants, Inc.	14,017	128,956
Heidrick & Struggles International, Inc.	3,509	127,903
Herman Miller, Inc.	1,800	48,852

	Shares	Value
Hudson Highland Group, Inc. (a)	5,226	$ 66,527
IHS, Inc. Class A (a)	2,339	132,130
Knoll, Inc.	6,780	120,277
Korn/Ferry International (a)	4,816	79,512
Waste Connections, Inc. (a)	1,800	57,168
Watson Wyatt Worldwide, Inc. Class A	3,176	142,729
		1,259,157
Construction & Engineering - 0.7%
EMCOR Group, Inc. (a)	1,430	44,845
Granite Construction, Inc.	1,665	88,278
Perini Corp. (a)	1,144	63,984
Washington Group International, Inc. (a)	1,054	92,552
		289,659
Electrical Equipment - 2.1%
Acuity Brands, Inc.	3,710	187,281
Belden, Inc.	3,365	157,852
Genlyte Group, Inc. (a)	1,067	68,565
GrafTech International Ltd. (a)	11,590	206,766
Regal-Beloit Corp.	1,994	95,493
Woodward Governor Co.	3,017	188,261
		904,218
Machinery - 3.7%
Actuant Corp. Class A	2,174	141,245
AGCO Corp. (a)	1,284	65,189
American Railcar Industries, Inc.	4,791	105,498
Astec Industries, Inc. (a)	2,758	158,447
Bucyrus International, Inc. Class A	1,100	80,223
Cascade Corp.	2,297	149,695
Crane Co.	1,336	64,088
EnPro Industries, Inc. (a)	3,701	150,261
Gardner Denver, Inc. (a)	1,144	44,616
Lincoln Electric Holdings, Inc.	603	46,799
Middleby Corp. (a)	1,800	116,172
Robbins & Myers, Inc.	2,978	170,610
Valmont Industries, Inc.	858	72,801
Wabtec Corp.	4,948	185,352
Watts Water Technologies, Inc. Class A	578	17,745
		1,568,741
Marine - 0.2%
Horizon Lines, Inc. Class A	2,500	76,325
Trading Companies & Distributors - 0.3%
Applied Industrial Technologies, Inc.	3,570	110,063
TOTAL INDUSTRIALS		5,869,953
INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 2.9%
3Com Corp. (a)	12,853	63,494
Arris Group, Inc. (a)	10,622	131,182
C-COR, Inc. (a)	10,745	123,460
CommScope, Inc. (a)	2,072	104,097
Comtech Telecommunications Corp. (a)	2,629	140,625
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Dycom Industries, Inc. (a)	5,647	$ 172,968
Foundry Networks, Inc. (a)	8,702	154,635
NETGEAR, Inc. (a)	3,817	116,113
Oplink Communications, Inc. (a)	2,400	32,784
Polycom, Inc. (a)	4,539	121,918
ViaSat, Inc. (a)	2,083	64,219
		1,225,495
Computers & Peripherals - 1.5%
Brocade Communications Systems, Inc. (a)	8,252	70,637
Emulex Corp. (a)	5,874	112,605
Intevac, Inc. (a)	7,334	111,477
Novatel Wireless, Inc. (a)	7,349	166,455
Palm, Inc. (a)	11,956	194,524
		655,698
Electronic Equipment & Instruments - 2.1%
Anixter International, Inc. (a)	900	74,205
Checkpoint Systems, Inc. (a)	3,822	100,863
Cogent, Inc. (a)	2,718	42,618
Coherent, Inc. (a)	1,841	59,059
CTS Corp.	7,168	92,467
FLIR Systems, Inc. (a)	1,557	86,242
Littelfuse, Inc. (a)	1,992	71,094
LoJack Corp. (a)	8,058	152,780
Technitrol, Inc.	6,637	178,867
TTM Technologies, Inc. (a)	4,706	54,448
		912,643
Internet Software & Services - 1.4%
Interwoven, Inc. (a)	3,693	52,551
j2 Global Communications, Inc. (a)	1,991	65,165
LoopNet, Inc. (a)	8,552	175,658
SAVVIS, Inc. (a)	1,840	71,355
SonicWALL, Inc. (a)	8,004	69,875
United Online, Inc.	7,320	109,873
ValueClick, Inc. (a)	3,153	70,816
		615,293
IT Services - 0.9%
Maximus, Inc.	2,987	130,173
MPS Group, Inc. (a)	15,741	175,512
Perot Systems Corp. Class A (a)	3,375	57,071
		362,756
Semiconductors & Semiconductor Equipment - 4.3%
Advanced Analogic Technologies, Inc. (a)	12,000	127,680
Advanced Energy Industries, Inc. (a)	5,635	85,089
Amkor Technology, Inc. (a)	15,371	177,074
Brooks Automation, Inc. (a)	8,061	114,789
Cymer, Inc. (a)	2,237	85,878
Exar Corp. (a)	11,154	145,671
Kulicke & Soffa Industries, Inc. (a)	20,119	170,609

	Shares	Value
Microtune, Inc. (a)	32,400	$ 195,048
MKS Instruments, Inc. (a)	5,633	107,140
ON Semiconductor Corp. (a)	6,500	81,640
RF Micro Devices, Inc. (a)	33,100	222,763
SiRF Technology Holdings, Inc. (a)	2,000	42,700
Techwell, Inc. (a)	4,524	48,045
Zoran Corp. (a)	11,729	236,926
		1,841,052
Software - 4.8%
Ansoft Corp. (a)	3,000	98,940
Ansys, Inc. (a)	4,200	143,514
Aspen Technology, Inc. (a)	14,575	208,714
Bottomline Technologies, Inc. (a)	4,544	56,936
CommVault Systems, Inc.	8,568	158,679
EPIQ Systems, Inc. (a)	4,039	76,014
eSpeed, Inc. Class A (a)	19,793	168,834
Jack Henry & Associates, Inc.	9,101	235,352
Manhattan Associates, Inc. (a)	3,148	86,287
MICROS Systems, Inc. (a)	2,140	139,250
MicroStrategy, Inc. Class A (a)	868	68,867
Net 1 UEPS Technologies, Inc. (a)	1,882	51,134
Quest Software, Inc. (a)	3,719	63,818
Secure Computing Corp. (a)	10,540	102,554
SPSS, Inc. (a)	4,055	166,823
Sybase, Inc. (a)	3,672	84,933
TIBCO Software, Inc. (a)	21,532	159,121
		2,069,770
TOTAL INFORMATION TECHNOLOGY		7,682,707
MATERIALS - 5.6%
Chemicals - 3.2%
CF Industries Holdings, Inc.	4,006	304,095
H.B. Fuller Co.	8,243	244,652
Hercules, Inc.	6,592	138,564
Innophos Holdings, Inc.	5,300	80,772
PolyOne Corp. (a)	23,100	172,557
Spartech Corp.	7,005	119,505
Terra Industries, Inc.	10,193	318,633
		1,378,778
Construction Materials - 0.3%
Headwaters, Inc. (a)(d)	9,555	142,178
Containers & Packaging - 1.0%
Aptargroup, Inc.	2,000	75,740
Rock-Tenn Co. Class A	4,952	143,113
Silgan Holdings, Inc.	3,475	186,781
		405,634
Metals & Mining - 0.7%
AK Steel Holding Corp. (a)	2,194	96,426
Quanex Corp.	4,389	206,195
		302,621
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.4%
Buckeye Technologies, Inc. (a)	10,635	$ 161,014
TOTAL MATERIALS		2,390,225
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.2%
Alaska Communication Systems Group, Inc.	12,608	182,186
Cincinnati Bell, Inc. (a)	42,556	210,227
Consolidated Communications Holdings, Inc.	5,532	108,483
Iowa Telecommunication Services, Inc.	9,149	181,608
NTELOS Holdings Corp.	5,903	173,902
PAETEC Holding Corp. (a)	7,500	93,525
		949,931
UTILITIES - 2.5%
Electric Utilities - 0.9%
El Paso Electric Co. (a)	2,261	52,297
Portland General Electric Co.	7,400	205,720
Westar Energy, Inc.	5,294	130,021
		388,038
Gas Utilities - 1.2%
New Jersey Resources Corp.	1,332	66,054
Nicor, Inc.	4,410	189,189
Northwest Natural Gas Co.	3,188	145,692
Southwest Gas Corp.	3,322	93,979
WGL Holdings, Inc.	999	33,856
		528,770
Independent Power Producers & Energy Traders - 0.2%
Black Hills Corp.	2,344	96,151
Multi-Utilities - 0.2%
PNM Resources, Inc.	3,594	83,668
TOTAL UTILITIES		1,096,627
TOTAL COMMON STOCKS (Cost $39,865,078)		42,054,576
U.S. Treasury Obligations - 0.2%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 3.65% 12/27/07 (e) (Cost $99,115)	$ 100,000	99,099
Money Market Funds - 3.4%
	Shares	Value
Fidelity Cash Central Fund, 5.12% (b)	719,091	$ 719,091
Fidelity Securities Lending Cash Central Fund, 5.17% (b)(c)	736,825	736,825
TOTAL MONEY MARKET FUNDS (Cost $1,455,916)		1,455,916
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $41,420,109)	43,609,591
NET OTHER ASSETS - (1.6)%	(694,350)
NET ASSETS - 100%	$ 42,915,241
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
10 Mini-Russell 2000 Index Contracts	Dec. 2007	$ 813,200	$ 12,205
The face value of futures purchased as a percentage of net assets - 1.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $19,820.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 47,302
Fidelity Securities Lending Cash Central Fund	15,879
Total	$ 63,181
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $41,445,056. Net unrealized appreciation aggregated $2,164,535, of which $5,275,487 related to appreciated investment securities and $3,110,952 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Index 500 Portfolio

September 30, 2007

1.808790.103

VIPIDX-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 9.1%
Auto Components - 0.2%
Johnson Controls, Inc.	46,081	$ 5,442,627
The Goodyear Tire & Rubber Co. (a)	49,107	1,493,344
		6,935,971
Automobiles - 0.4%
Ford Motor Co. (d)	488,647	4,148,613
General Motors Corp.	131,697	4,833,280
Harley-Davidson, Inc.	58,463	2,701,575
		11,683,468
Distributors - 0.1%
Genuine Parts Co.	39,549	1,977,450
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	33,070	1,989,161
H&R Block, Inc.	75,553	1,600,213
		3,589,374
Hotels, Restaurants & Leisure - 1.6%
Carnival Corp. unit	101,553	4,918,212
Darden Restaurants, Inc.	32,974	1,380,292
Harrah's Entertainment, Inc.	43,577	3,788,149
Hilton Hotels Corp.	90,859	4,224,035
International Game Technology	78,106	3,366,369
Marriott International, Inc. Class A	74,371	3,232,907
McDonald's Corp.	277,366	15,108,126
Starbucks Corp. (a)	173,458	4,544,600
Starwood Hotels & Resorts Worldwide, Inc.	48,835	2,966,726
Wendy's International, Inc.	20,326	709,581
Wyndham Worldwide Corp.	41,565	1,361,669
Yum! Brands, Inc.	121,014	4,093,904
		49,694,570
Household Durables - 0.5%
Black & Decker Corp.	15,290	1,273,657
Centex Corp.	27,921	741,861
D.R. Horton, Inc.	63,597	814,678
Fortune Brands, Inc.	35,649	2,905,037
Harman International Industries, Inc.	15,184	1,313,720
KB Home	17,916	448,975
Leggett & Platt, Inc.	40,659	779,026
Lennar Corp. Class A	32,451	735,015
Newell Rubbermaid, Inc.	64,304	1,853,241
Pulte Homes, Inc.	49,433	672,783
Snap-On, Inc.	13,482	667,898
The Stanley Works	19,105	1,072,364
Whirlpool Corp.	18,153	1,617,432
		14,895,687
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)(d)	71,128	6,625,573
IAC/InterActiveCorp (a)	44,466	1,319,306
		7,944,879

	Shares	Value
Leisure Equipment & Products - 0.2%
Brunswick Corp.	20,692	$ 473,019
Eastman Kodak Co.	66,795	1,787,434
Hasbro, Inc.	37,232	1,038,028
Mattel, Inc.	91,837	2,154,496
		5,452,977
Media - 3.0%
CBS Corp. Class B	159,406	5,021,289
Clear Channel Communications, Inc.	115,886	4,338,772
Comcast Corp. Class A	719,291	17,392,456
Dow Jones & Co., Inc.	15,185	906,545
E.W. Scripps Co. Class A	20,888	877,296
Gannett Co., Inc.	54,203	2,368,671
Interpublic Group of Companies, Inc. (a)(d)	109,726	1,138,956
McGraw-Hill Companies, Inc.	78,874	4,015,475
Meredith Corp.	8,955	513,122
News Corp. Class A	538,782	11,847,816
Omnicom Group, Inc.	76,407	3,674,413
The DIRECTV Group, Inc. (a)	176,779	4,292,194
The New York Times Co. Class A (d)	33,496	661,881
The Walt Disney Co.	451,719	15,534,616
Time Warner, Inc.	867,936	15,935,305
Tribune Co.	17,916	489,465
Viacom, Inc. Class B (non-vtg.) (a)	159,799	6,227,367
		95,235,639
Multiline Retail - 0.9%
Big Lots, Inc. (a)	23,686	706,790
Dillard's, Inc. Class A	14,161	309,135
Family Dollar Stores, Inc.	33,883	899,932
JCPenney Co., Inc.	51,583	3,268,815
Kohl's Corp. (a)	73,960	4,240,127
Macy's, Inc.	100,897	3,260,991
Nordstrom, Inc.	46,039	2,158,769
Sears Holdings Corp. (a)(d)	17,619	2,241,137
Target Corp.	197,033	12,525,388
		29,611,084
Specialty Retail - 1.5%
Abercrombie & Fitch Co. Class A	20,171	1,627,800
AutoNation, Inc. (a)	35,270	624,984
AutoZone, Inc. (a)(d)	10,649	1,236,775
Bed Bath & Beyond, Inc. (a)	63,152	2,154,746
Best Buy Co., Inc.	92,646	4,263,569
Circuit City Stores, Inc.	39,221	310,238
Gap, Inc.	115,180	2,123,919
Home Depot, Inc.	392,989	12,748,563
Limited Brands, Inc.	74,204	1,698,530
Lowe's Companies, Inc.	344,121	9,642,270
Office Depot, Inc. (a)	63,483	1,309,019
OfficeMax, Inc.	17,531	600,787
RadioShack Corp.	32,066	662,484
Sherwin-Williams Co.	25,270	1,660,492
Staples, Inc.	166,156	3,570,692
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Tiffany & Co., Inc.	31,820	$ 1,665,777
TJX Companies, Inc.	103,479	3,008,135
		48,908,780
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	86,832	4,104,549
Jones Apparel Group, Inc.	21,747	459,514
Liz Claiborne, Inc.	23,800	817,054
NIKE, Inc. Class B	89,981	5,278,285
Polo Ralph Lauren Corp. Class A	13,941	1,083,913
VF Corp.	20,683	1,670,152
		13,413,467
TOTAL CONSUMER DISCRETIONARY		289,343,346
CONSUMER STAPLES - 9.4%
Beverages - 2.2%
Anheuser-Busch Companies, Inc.	174,450	8,720,756
Brown-Forman Corp. Class B (non-vtg.)	20,125	1,507,564
Coca-Cola Enterprises, Inc.	66,342	1,606,803
Constellation Brands, Inc. Class A (sub. vtg.) (a)	45,155	1,093,203
Molson Coors Brewing Co. Class B	15,862	1,580,966
Pepsi Bottling Group, Inc.	32,611	1,212,151
PepsiCo, Inc.	376,049	27,549,350
The Coca-Cola Co.	463,066	26,612,403
		69,883,196
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	101,923	6,255,015
CVS Caremark Corp.	344,658	13,658,797
Kroger Co.	164,659	4,696,075
Safeway, Inc.	102,194	3,383,643
SUPERVALU, Inc.	48,897	1,907,472
Sysco Corp.	141,961	5,052,392
Wal-Mart Stores, Inc.	558,621	24,383,807
Walgreen Co.	231,256	10,924,533
Whole Foods Market, Inc.	32,347	1,583,709
		71,845,443
Food Products - 1.4%
Archer-Daniels-Midland Co.	149,784	4,954,855
Campbell Soup Co.	52,299	1,935,063
ConAgra Foods, Inc.	113,995	2,978,689
Dean Foods Co.	30,144	771,084
General Mills, Inc.	76,846	4,457,836
H.J. Heinz Co.	74,276	3,431,551
Hershey Co.	39,345	1,826,001
Kellogg Co.	61,749	3,457,944
Kraft Foods, Inc. Class A	366,955	12,663,617
McCormick & Co., Inc. (non-vtg.)	30,184	1,085,718
Sara Lee Corp.	168,622	2,814,301

	Shares	Value
Tyson Foods, Inc. Class A	64,020	$ 1,142,757
Wm. Wrigley Jr. Co.	50,560	3,247,469
		44,766,885
Household Products - 2.2%
Clorox Co.	32,204	1,964,122
Colgate-Palmolive Co.	118,682	8,464,400
Kimberly-Clark Corp.	99,054	6,959,534
Procter & Gamble Co.	726,306	51,088,364
		68,476,420
Personal Products - 0.1%
Avon Products, Inc.	100,692	3,778,971
Estee Lauder Companies, Inc. Class A	26,676	1,132,663
		4,911,634
Tobacco - 1.2%
Altria Group, Inc.	489,954	34,066,502
Reynolds American, Inc.	39,820	2,532,154
UST, Inc.	37,092	1,839,763
		38,438,419
TOTAL CONSUMER STAPLES		298,321,997
ENERGY - 11.5%
Energy Equipment & Services - 2.4%
Baker Hughes, Inc.	74,372	6,720,998
BJ Services Co.	67,870	1,801,949
ENSCO International, Inc.	34,445	1,932,365
Halliburton Co.	207,172	7,955,405
Nabors Industries Ltd. (a)	65,442	2,013,650
National Oilwell Varco, Inc. (a)	41,451	5,989,670
Noble Corp.	62,487	3,064,987
Rowan Companies, Inc.	25,720	940,838
Schlumberger Ltd. (NY Shares)	277,434	29,130,570
Smith International, Inc.	46,669	3,332,167
Transocean, Inc. (a)	67,326	7,611,204
Weatherford International Ltd. (a)	78,430	5,268,927
		75,762,730
Oil, Gas & Consumable Fuels - 9.1%
Anadarko Petroleum Corp.	107,965	5,803,119
Apache Corp.	77,269	6,958,846
Chesapeake Energy Corp.	95,493	3,367,083
Chevron Corp.	496,122	46,427,097
ConocoPhillips	378,702	33,238,675
CONSOL Energy, Inc.	42,433	1,977,378
Devon Energy Corp.	103,799	8,636,077
El Paso Corp.	163,045	2,766,874
EOG Resources, Inc.	56,975	4,121,002
Exxon Mobil Corp.	1,290,805	119,476,907
Hess Corp.	64,386	4,283,601
Marathon Oil Corp.	158,516	9,038,582
Murphy Oil Corp.	43,871	3,066,144
Occidental Petroleum Corp.	193,343	12,389,419
Peabody Energy Corp.	61,792	2,957,983
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Spectra Energy Corp.	147,117	$ 3,601,424
Sunoco, Inc.	28,012	1,982,689
Tesoro Corp.	31,846	1,465,553
Valero Energy Corp.	128,894	8,659,099
Williams Companies, Inc.	139,695	4,758,012
XTO Energy, Inc.	89,794	5,552,861
		290,528,425
TOTAL ENERGY		366,291,155
FINANCIALS - 19.6%
Capital Markets - 3.3%
American Capital Strategies Ltd. (d)	43,738	1,868,925
Ameriprise Financial, Inc.	54,759	3,455,840
Bank New York Mellon Corp.	264,817	11,689,022
Bear Stearns Companies, Inc.	27,026	3,319,063
Charles Schwab Corp.	220,579	4,764,506
E*TRADE Financial Corp. (a)	98,972	1,292,574
Federated Investors, Inc. Class B (non-vtg.)	20,375	808,888
Franklin Resources, Inc.	37,778	4,816,695
Goldman Sachs Group, Inc.	94,410	20,462,423
Janus Capital Group, Inc.	36,734	1,038,838
Legg Mason, Inc.	30,899	2,604,477
Lehman Brothers Holdings, Inc.	123,532	7,625,630
Merrill Lynch & Co., Inc.	200,596	14,298,483
Morgan Stanley	244,963	15,432,669
Northern Trust Corp.	44,564	2,953,256
State Street Corp.	90,654	6,178,977
T. Rowe Price Group, Inc.	61,713	3,436,797
		106,047,063
Commercial Banks - 3.5%
BB&T Corp.	128,457	5,188,378
Comerica, Inc.	35,611	1,826,132
Commerce Bancorp, Inc.	44,742	1,735,095
Fifth Third Bancorp	124,675	4,223,989
First Horizon National Corp. (d)	29,380	783,271
Huntington Bancshares, Inc.	85,163	1,446,068
KeyCorp	90,618	2,929,680
M&T Bank Corp.	17,456	1,805,823
Marshall & Ilsley Corp.	62,034	2,715,228
National City Corp.	147,386	3,697,915
PNC Financial Services Group, Inc.	79,595	5,420,420
Regions Financial Corp.	163,827	4,829,620
SunTrust Banks, Inc.	81,237	6,147,204
Synovus Financial Corp.	76,201	2,137,438
U.S. Bancorp, Delaware	401,801	13,070,587
Wachovia Corp.	442,897	22,211,285

	Shares	Value
Wells Fargo & Co.	777,904	$ 27,708,940
Zions Bancorp	25,037	1,719,291
		109,596,364
Consumer Finance - 0.9%
American Express Co.	275,298	16,344,442
Capital One Financial Corp.	97,210	6,457,660
Discover Financial Services (a)	111,069	2,310,235
SLM Corp.	96,030	4,769,810
		29,882,147
Diversified Financial Services - 5.0%
Bank of America Corp.	1,032,724	51,915,035
CIT Group, Inc.	44,405	1,785,081
Citigroup, Inc.	1,157,749	54,032,146
CME Group, Inc.	12,363	7,261,408
IntercontinentalExchange, Inc. (a)	16,126	2,449,539
JPMorgan Chase & Co.	787,548	36,085,449
Leucadia National Corp.	38,318	1,847,694
Moody's Corp.	51,557	2,598,473
		157,974,825
Insurance - 4.5%
ACE Ltd.	76,572	4,637,966
AFLAC, Inc.	113,687	6,484,706
Allstate Corp.	136,148	7,786,304
AMBAC Financial Group, Inc.	23,677	1,489,520
American International Group, Inc.	596,821	40,374,941
Aon Corp.	68,139	3,053,309
Assurant, Inc.	22,457	1,201,450
Cincinnati Financial Corp.	40,030	1,733,699
Genworth Financial, Inc. Class A (non-vtg.)	103,027	3,166,020
Hartford Financial Services Group, Inc.	73,935	6,842,684
Lincoln National Corp.	62,998	4,155,978
Loews Corp.	103,469	5,002,726
Marsh & McLennan Companies, Inc.	126,142	3,216,621
MBIA, Inc.	29,451	1,797,984
MetLife, Inc.	172,892	12,055,759
Principal Financial Group, Inc.	61,818	3,900,098
Progressive Corp.	168,523	3,271,031
Prudential Financial, Inc.	106,825	10,423,984
SAFECO Corp.	24,228	1,483,238
The Chubb Corp.	91,536	4,909,991
The Travelers Companies, Inc.	152,794	7,691,650
Torchmark Corp.	22,271	1,387,929
Unum Group	83,970	2,054,746
XL Capital Ltd. Class A	42,298	3,350,002
		141,472,336
Real Estate Investment Trusts - 1.2%
Apartment Investment & Management Co. Class A	22,515	1,016,102
Archstone-Smith Trust	52,049	3,130,227
AvalonBay Communities, Inc.	18,557	2,190,839
Boston Properties, Inc.	27,704	2,878,446
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.	28,905	$ 1,614,922
Equity Residential (SBI)	64,499	2,732,178
General Growth Properties, Inc.	57,156	3,064,705
Host Hotels & Resorts, Inc.	121,549	2,727,560
Kimco Realty Corp.	58,702	2,653,917
Plum Creek Timber Co., Inc.	40,630	1,818,599
ProLogis Trust	59,805	3,968,062
Public Storage	28,969	2,278,412
Simon Property Group, Inc.	51,992	5,199,200
Vornado Realty Trust	31,132	3,404,284
		38,677,453
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A (a)	45,890	1,277,578
Thrifts & Mortgage Finance - 1.2%
Countrywide Financial Corp.	134,059	2,548,462
Fannie Mae	226,556	13,776,870
Freddie Mac	151,309	8,928,744
Hudson City Bancorp, Inc.	123,775	1,903,660
MGIC Investment Corp. (d)	19,074	616,281
Sovereign Bancorp, Inc.	83,636	1,425,157
Washington Mutual, Inc.	203,810	7,196,531
		36,395,705
TOTAL FINANCIALS		621,323,471
HEALTH CARE - 11.5%
Biotechnology - 1.2%
Amgen, Inc. (a)	252,922	14,307,798
Biogen Idec, Inc. (a)	67,010	4,444,773
Celgene Corp. (a)	89,074	6,351,867
Genzyme Corp. (a)	61,372	3,802,609
Gilead Sciences, Inc. (a)	215,595	8,811,368
		37,718,415
Health Care Equipment & Supplies - 1.7%
Bausch & Lomb, Inc.	12,897	825,408
Baxter International, Inc.	150,051	8,444,870
Becton, Dickinson & Co.	56,645	4,647,722
Boston Scientific Corp. (a)	310,489	4,331,322
C.R. Bard, Inc.	24,055	2,121,410
Covidien Ltd. (a)	115,710	4,801,965
Hospira, Inc. (a)	36,563	1,515,536
Medtronic, Inc.	263,949	14,889,363
St. Jude Medical, Inc. (a)	79,340	3,496,514
Stryker Corp.	55,220	3,796,927
Varian Medical Systems, Inc. (a)	29,421	1,232,446
Zimmer Holdings, Inc. (a)	54,967	4,451,777
		54,555,260
Health Care Providers & Services - 2.2%
Aetna, Inc.	119,020	6,459,215
AmerisourceBergen Corp.	41,933	1,900,823

	Shares	Value
Cardinal Health, Inc.	84,839	$ 5,304,983
CIGNA Corp.	65,832	3,508,187
Coventry Health Care, Inc. (a)	36,375	2,262,889
Express Scripts, Inc. (a)	60,011	3,349,814
Humana, Inc. (a)	39,230	2,741,392
Laboratory Corp. of America Holdings (a)	27,300	2,135,679
Manor Care, Inc.	17,036	1,097,118
McKesson Corp.	68,889	4,049,984
Medco Health Solutions, Inc. (a)	63,019	5,696,287
Patterson Companies, Inc. (a)	32,571	1,257,566
Quest Diagnostics, Inc.	36,381	2,101,730
Tenet Healthcare Corp. (a)	110,284	370,554
UnitedHealth Group, Inc.	308,345	14,933,148
WellPoint, Inc. (a)	140,532	11,090,785
		68,260,154
Health Care Technology - 0.0%
IMS Health, Inc.	45,377	1,390,351
Life Sciences Tools & Services - 0.3%
Applera Corp. - Applied Biosystems Group	42,680	1,478,435
Millipore Corp. (a)	12,556	951,745
PerkinElmer, Inc.	28,231	824,628
Thermo Fisher Scientific, Inc. (a)	99,280	5,730,442
Waters Corp. (a)	23,229	1,554,485
		10,539,735
Pharmaceuticals - 6.1%
Abbott Laboratories	359,680	19,286,042
Allergan, Inc.	71,569	4,614,053
Barr Pharmaceuticals, Inc. (a)	24,952	1,420,018
Bristol-Myers Squibb Co.	460,327	13,266,624
Eli Lilly & Co.	229,668	13,074,999
Forest Laboratories, Inc. (a)	73,579	2,743,761
Johnson & Johnson	673,651	44,258,871
King Pharmaceuticals, Inc. (a)	56,825	665,989
Merck & Co., Inc.	506,514	26,181,709
Mylan Laboratories, Inc.	57,905	924,164
Pfizer, Inc.	1,612,175	39,385,435
Schering-Plough Corp.	376,889	11,920,999
Watson Pharmaceuticals, Inc. (a)	23,856	772,934
Wyeth	312,944	13,941,655
		192,457,253
TOTAL HEALTH CARE		364,921,168
INDUSTRIALS - 11.4%
Aerospace & Defense - 2.8%
General Dynamics Corp.	94,422	7,975,826
Goodrich Corp.	29,149	1,988,836
Honeywell International, Inc.	174,177	10,358,306
L-3 Communications Holdings, Inc.	29,334	2,996,175
Lockheed Martin Corp.	80,809	8,766,968
Northrop Grumman Corp.	79,987	6,238,986
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Precision Castparts Corp.	32,084	$ 4,747,790
Raytheon Co.	101,783	6,495,791
Rockwell Collins, Inc.	38,790	2,833,222
The Boeing Co.	182,397	19,149,861
United Technologies Corp.	230,822	18,576,555
		90,128,316
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	40,170	2,180,829
FedEx Corp.	71,861	7,527,440
United Parcel Service, Inc. Class B	244,322	18,348,582
		28,056,851
Airlines - 0.1%
Southwest Airlines Co.	173,926	2,574,105
Building Products - 0.1%
American Standard Companies, Inc.	42,236	1,504,446
Masco Corp.	85,446	1,979,784
		3,484,230
Commercial Services & Supplies - 0.5%
Allied Waste Industries, Inc. (a)	67,113	855,691
Avery Dennison Corp.	24,782	1,413,070
Cintas Corp.	31,395	1,164,755
Equifax, Inc.	33,211	1,266,003
Monster Worldwide, Inc. (a)	30,804	1,049,184
Pitney Bowes, Inc.	51,173	2,324,278
R.R. Donnelley & Sons Co.	51,690	1,889,786
Robert Half International, Inc.	38,154	1,139,278
Waste Management, Inc.	120,814	4,559,520
		15,661,565
Construction & Engineering - 0.1%
Fluor Corp.	20,553	2,959,221
Electrical Equipment - 0.5%
Cooper Industries Ltd. Class A	42,752	2,184,200
Emerson Electric Co.	184,331	9,810,096
Rockwell Automation, Inc.	35,506	2,468,022
		14,462,318
Industrial Conglomerates - 3.9%
3M Co.	166,594	15,589,867
General Electric Co.	2,384,636	98,723,930
Textron, Inc.	58,116	3,615,396
Tyco International Ltd.	115,700	5,130,138
		123,059,331
Machinery - 1.8%
Caterpillar, Inc.	148,753	11,666,698
Cummins, Inc.	24,215	3,096,856
Danaher Corp.	57,379	4,745,817
Deere & Co.	51,639	7,664,260
Dover Corp.	47,612	2,425,831
Eaton Corp.	33,909	3,358,347
Illinois Tool Works, Inc.	97,643	5,823,429

	Shares	Value
Ingersoll-Rand Co. Ltd. Class A	66,715	$ 3,633,966
ITT Corp.	42,144	2,862,842
PACCAR, Inc.	57,858	4,932,395
Pall Corp.	28,533	1,109,934
Parker Hannifin Corp.	27,037	3,023,548
Terex Corp. (a)	23,716	2,111,198
		56,455,121
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	69,915	5,675,001
CSX Corp.	102,173	4,365,852
Norfolk Southern Corp.	91,605	4,755,216
Ryder System, Inc.	13,924	682,276
Union Pacific Corp.	62,001	7,009,833
		22,488,178
Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	16,695	1,522,417
TOTAL INDUSTRIALS		360,851,653
INFORMATION TECHNOLOGY - 16.0%
Communications Equipment - 2.9%
Avaya, Inc. (a)	106,344	1,803,594
Ciena Corp. (a)	20,007	761,867
Cisco Systems, Inc. (a)	1,417,557	46,935,312
Corning, Inc.	366,091	9,024,143
JDS Uniphase Corp. (a)	49,259	736,915
Juniper Networks, Inc. (a)	119,649	4,380,350
Motorola, Inc.	538,687	9,981,870
QUALCOMM, Inc.	389,651	16,466,651
Tellabs, Inc. (a)	102,006	971,097
		91,061,799
Computers & Peripherals - 4.3%
Apple, Inc. (a)	202,395	31,075,728
Dell, Inc. (a)	528,682	14,591,623
EMC Corp. (a)	488,111	10,152,709
Hewlett-Packard Co.	600,003	29,874,149
International Business Machines Corp.	316,613	37,297,011
Lexmark International, Inc. Class A (a)	21,993	913,369
NCR Corp. (a)(e)	42,009	2,092,048
Network Appliance, Inc. (a)	82,811	2,228,444
QLogic Corp. (a)	34,197	459,950
SanDisk Corp. (a)	53,027	2,921,788
Sun Microsystems, Inc. (a)	823,301	4,618,719
		136,225,538
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	89,963	3,317,835
Jabil Circuit, Inc.	48,305	1,103,286
Molex, Inc.	33,420	900,001
Solectron Corp. (a)(d)	212,700	829,530
Tektronix, Inc.	17,671	490,194
Tyco Electronics Ltd. (a)	115,714	4,099,747
		10,740,593
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.7%
Akamai Technologies, Inc. (a)	38,541	$ 1,107,283
eBay, Inc. (a)	265,526	10,360,825
Google, Inc. Class A (sub. vtg.) (a)	53,757	30,494,733
VeriSign, Inc. (a)	56,749	1,914,711
Yahoo!, Inc. (a)	313,534	8,415,253
		52,292,805
IT Services - 0.8%
Affiliated Computer Services, Inc. Class A (a)	23,171	1,164,111
Automatic Data Processing, Inc.	123,596	5,676,764
Cognizant Technology Solutions Corp. Class A (a)	33,654	2,684,580
Computer Sciences Corp. (a)	40,494	2,263,615
Convergys Corp. (a)	31,555	547,795
Electronic Data Systems Corp.	118,446	2,586,861
Fidelity National Information Services, Inc.	39,538	1,754,301
Fiserv, Inc. (a)	38,838	1,975,301
Paychex, Inc.	79,167	3,245,847
The Western Union Co.	179,824	3,770,909
Unisys Corp. (a)	81,445	539,166
		26,209,250
Office Electronics - 0.1%
Xerox Corp. (a)	217,806	3,776,756
Semiconductors & Semiconductor Equipment - 2.7%
Advanced Micro Devices, Inc. (a)(d)	128,004	1,689,653
Altera Corp.	82,871	1,995,534
Analog Devices, Inc.	72,423	2,618,816
Applied Materials, Inc.	320,732	6,639,152
Broadcom Corp. Class A (a)	109,177	3,978,410
Intel Corp.	1,359,168	35,148,084
KLA-Tencor Corp.	44,954	2,507,534
Linear Technology Corp.	51,666	1,807,793
LSI Corp. (a)	166,652	1,236,558
MEMC Electronic Materials, Inc. (a)	52,385	3,083,381
Microchip Technology, Inc.	50,606	1,838,010
Micron Technology, Inc. (a)	176,150	1,955,265
National Semiconductor Corp.	55,949	1,517,337
Novellus Systems, Inc. (a)	28,816	785,524
NVIDIA Corp. (a)	127,727	4,628,826
Teradyne, Inc. (a)	44,143	609,173
Texas Instruments, Inc.	332,597	12,169,724
Xilinx, Inc.	68,867	1,800,183
		86,008,957
Software - 3.2%
Adobe Systems, Inc. (a)	136,949	5,979,193
Autodesk, Inc. (a)	53,529	2,674,844
BMC Software, Inc. (a)	46,826	1,462,376
CA, Inc.	90,451	2,326,400
Citrix Systems, Inc. (a)	41,837	1,686,868

	Shares	Value
Compuware Corp. (a)	70,526	$ 565,619
Electronic Arts, Inc. (a)	72,389	4,053,060
Intuit, Inc. (a)	78,873	2,389,852
Microsoft Corp.	1,876,518	55,282,220
Novell, Inc. (a)	81,423	622,072
Oracle Corp. (a)	916,283	19,837,527
Symantec Corp. (a)	209,325	4,056,719
		100,936,750
TOTAL INFORMATION TECHNOLOGY		507,252,448
MATERIALS - 3.2%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	50,288	4,916,155
Ashland, Inc.	13,011	783,392
Dow Chemical Co.	221,111	9,521,040
E.I. du Pont de Nemours & Co.	214,238	10,617,635
Eastman Chemical Co.	19,560	1,305,239
Ecolab, Inc.	40,534	1,913,205
Hercules, Inc.	26,997	567,477
International Flavors & Fragrances, Inc.	20,781	1,098,484
Monsanto Co.	126,947	10,884,436
PPG Industries, Inc.	38,181	2,884,575
Praxair, Inc.	74,441	6,235,178
Rohm & Haas Co.	31,968	1,779,659
Sigma Aldrich Corp.	30,558	1,489,397
		53,995,872
Construction Materials - 0.1%
Vulcan Materials Co.	22,238	1,982,518
Containers & Packaging - 0.1%
Ball Corp.	23,835	1,281,131
Bemis Co., Inc.	24,322	708,013
Pactiv Corp. (a)	30,423	871,923
Sealed Air Corp.	37,589	960,775
Temple-Inland, Inc.	24,664	1,298,066
		5,119,908
Metals & Mining - 1.0%
Alcoa, Inc.	205,745	8,048,744
Allegheny Technologies, Inc.	23,790	2,615,711
Freeport-McMoRan Copper & Gold, Inc. Class B	88,841	9,318,532
Newmont Mining Corp.	105,089	4,700,631
Nucor Corp.	67,004	3,984,728
United States Steel Corp.	27,513	2,914,727
		31,583,073
Paper & Forest Products - 0.3%
International Paper Co.	99,990	3,586,641
MeadWestvaco Corp.	42,688	1,260,577
Weyerhaeuser Co.	50,238	3,632,207
		8,479,425
TOTAL MATERIALS		101,160,796
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	1,419,439	$ 60,056,464
CenturyTel, Inc.	26,047	1,203,892
Citizens Communications Co.	79,188	1,133,972
Embarq Corp.	35,509	1,974,300
Qwest Communications International, Inc. (a)	371,835	3,406,009
Verizon Communications, Inc.	675,520	29,912,026
Windstream Corp.	111,106	1,568,817
		99,255,480
Wireless Telecommunication Services - 0.6%
ALLTEL Corp.	81,552	5,682,543
Sprint Nextel Corp.	662,505	12,587,595
		18,270,138
TOTAL TELECOMMUNICATION SERVICES		117,525,618
UTILITIES - 3.4%
Electric Utilities - 1.8%
Allegheny Energy, Inc.	38,651	2,019,901
American Electric Power Co., Inc.	92,908	4,281,201
Duke Energy Corp.	293,298	5,481,740
Edison International	75,827	4,204,607
Entergy Corp.	45,542	4,931,743
Exelon Corp.	156,903	11,824,210
FirstEnergy Corp.	70,946	4,493,720
FPL Group, Inc.	94,684	5,764,362
Pinnacle West Capital Corp.	23,345	922,361
PPL Corp.	89,160	4,128,108
Progress Energy, Inc.	60,256	2,822,994
Southern Co.	176,047	6,386,985
		57,261,932
Gas Utilities - 0.1%
Nicor, Inc.	10,500	450,450
Questar Corp.	40,178	2,110,550
		2,561,000
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	155,609	3,118,404
Constellation Energy Group, Inc.	42,007	3,603,781
Dynegy, Inc. Class A (a)	115,338	1,065,723
TXU Corp.	107,326	7,348,611
		15,136,519
Multi-Utilities - 1.0%
Ameren Corp.	48,316	2,536,590
CenterPoint Energy, Inc.	74,750	1,198,243
CMS Energy Corp.	52,267	879,131
Consolidated Edison, Inc.	63,065	2,919,910
Dominion Resources, Inc.	67,731	5,709,723
DTE Energy Co.	39,716	1,923,843
Integrys Energy Group, Inc.	17,687	906,105
NiSource, Inc.	63,807	1,221,266

	Shares	Value
PG&E Corp.	82,239	$ 3,931,024
Public Service Enterprise Group, Inc.	59,180	5,207,248
Sempra Energy	61,447	3,571,300
TECO Energy, Inc.	49,000	805,070
Xcel Energy, Inc.	97,719	2,104,867
		32,914,320
TOTAL UTILITIES		107,873,771
TOTAL COMMON STOCKS (Cost $1,553,452,082)		3,134,865,423
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 3.65% 12/27/07 (f) (Cost $2,973,453)	$ 3,000,000	2,972,979
Money Market Funds - 1.6%
	Shares
Fidelity Cash Central Fund, 5.12% (b)	32,942,571	32,942,571
Fidelity Securities Lending Cash Central Fund, 5.17% (b)(c)	19,264,839	19,264,839
TOTAL MONEY MARKET FUNDS (Cost $52,207,410)		52,207,410
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $1,608,632,945)	3,190,045,812
NET OTHER ASSETS - (0.5)%	(15,916,546)
NET ASSETS - 100%	$ 3,174,129,266
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
105 S&P 500 Index Contracts	Dec. 2007	$ 40,375,125	$ 1,109,888

The face value of futures purchased as a percentage of net assets - 1.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) A portion of the security is subject to a forward commitment to sell.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,981,986.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,877,195
Fidelity Securities Lending Cash Central Fund	69,534
Total	$ 1,946,729
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $1,614,788,114. Net unrealized appreciation aggregated $1,575,257,698, of which $1,682,455,256 related to appreciated investment securities and $107,197,558 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	November 29, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	November 29, 2007